EARNINGS PER SHARE (Details) - ARS ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
From continued operations	$ 1,938,676	$ 12,828,735	$ 19,036,109
Net income for the year	$ 1,938,676	$ 12,828,735	$ 33,374,740
Weighted average number of ordinary shares for the purposes of basic earnings per share (in thousands of shares)	585,317,469	592,046,422	596,026,490
Weighted average number of ordinary shares for the purposes of diluted earnings per share (in thousands of shares)	585,317,469	592,046,422	596,026,490
Earnings per share, basic from continued operations (in pesos per share)	$ 3.3122	$ 21.6685	$ 31.9383
Earnings per share, diluted from continued operations (in pesos per share)	3.3122	21.6685	31.9383
Basic earnings (loss) per share (in pesos per share)	3.3122	21.6685	55.9954
Diluted earnings (loss) per share (in pesos per share)	$ 3.3122	$ 21.6685	$ 55.9954